Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000238735 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	WCMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMWX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$70	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 24,985,196
Holdings Count | Holding	45
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,985,196
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.0%
Sea Ltd. - ADR	5.7%
Celestica, Inc.	4.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%
SK Hynix, Inc.	3.7%
HD Hyundai Marine Solution Co., Ltd.	2.7%
Coupang, Inc.	2.6%
Federal Bank, Ltd.	2.5%
Bizlink Holding, Inc.	2.4%
Piraeus Financial Holdings S.A.	2.4%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.0%
Sea Ltd. - ADR	5.7%
Celestica, Inc.	4.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%
SK Hynix, Inc.	3.7%
HD Hyundai Marine Solution Co., Ltd.	2.7%
Coupang, Inc.	2.6%
Federal Bank, Ltd.	2.5%
Bizlink Holding, Inc.	2.4%
Piraeus Financial Holdings S.A.	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238736 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Investor Class
Trading Symbol	WCFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$83	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.50%	[2]
Net Assets	$ 24,985,196
Holdings Count | Holding	45
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,985,196
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.0%
Sea Ltd. - ADR	5.7%
Celestica, Inc.	4.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%
SK Hynix, Inc.	3.7%
HD Hyundai Marine Solution Co., Ltd.	2.7%
Coupang, Inc.	2.6%
Federal Bank, Ltd.	2.5%
Bizlink Holding, Inc.	2.4%
Piraeus Financial Holdings S.A.	2.4%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.0%
Sea Ltd. - ADR	5.7%
Celestica, Inc.	4.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%
SK Hynix, Inc.	3.7%
HD Hyundai Marine Solution Co., Ltd.	2.7%
Coupang, Inc.	2.6%
Federal Bank, Ltd.	2.5%
Bizlink Holding, Inc.	2.4%
Piraeus Financial Holdings S.A.	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237216 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Investor Class
Trading Symbol	WMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WMIDX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$48	0.99%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[3]
Net Assets	$ 5,703,498
Holdings Count | Holding	35
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,703,498
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237215 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMAX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$36	0.74%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[4]
Net Assets	$ 5,703,498
Holdings Count | Holding	35
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,703,498
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000255791 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Class Y
Trading Symbol	WMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WMVYX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)	$32	0.65%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 5,703,498
Holdings Count | Holding	35
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,703,498
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220167 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Institutional Class
Trading Symbol	WCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$48	0.86%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%	[6]
Net Assets	$ 43,022,752
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,022,752
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	8.6%
Siemens Energy A.G.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Babcock International Group PLC	3.7%
Prosus N.V.	3.7%
Trane Technologies PLC	3.3%
Brookfield Corp.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.7%
Celestica, Inc.	2.6%
Haleon PLC - ADR	2.4%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	8.6%
Siemens Energy A.G.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Babcock International Group PLC	3.7%
Prosus N.V.	3.7%
Trane Technologies PLC	3.3%
Brookfield Corp.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.7%
Celestica, Inc.	2.6%
Haleon PLC - ADR	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220168 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Investor Class
Trading Symbol	WLIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WLIVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$62	1.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.11%	[7]
Net Assets	$ 43,022,752
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,022,752
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	8.6%
Siemens Energy A.G.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Babcock International Group PLC	3.7%
Prosus N.V.	3.7%
Trane Technologies PLC	3.3%
Brookfield Corp.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.7%
Celestica, Inc.	2.6%
Haleon PLC - ADR	2.4%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	8.6%
Siemens Energy A.G.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Babcock International Group PLC	3.7%
Prosus N.V.	3.7%
Trane Technologies PLC	3.3%
Brookfield Corp.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.7%
Celestica, Inc.	2.6%
Haleon PLC - ADR	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225977 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WCMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$64	1.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%	[8]
Net Assets	$ 39,496,329
Holdings Count | Holding	54
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,496,329
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.1%
Rolls-Royce Holdings PLC	3.9%
Philip Morris International, Inc.	3.7%
Mitsubishi Heavy Industries, Ltd.	3.0%
3i Group PLC	2.9%
UCB S.A.	3.0%
Sea Ltd. - ADR	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Spotify Technology S.A.	2.7%
Monday.com, Ltd.	2.7%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	5.1%
Rolls-Royce Holdings PLC	3.9%
Philip Morris International, Inc.	3.7%
Mitsubishi Heavy Industries, Ltd.	3.0%
3i Group PLC	2.9%
UCB S.A.	3.0%
Sea Ltd. - ADR	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Spotify Technology S.A.	2.7%
Monday.com, Ltd.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225976 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Investor Class
Trading Symbol	WCFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$78	1.39%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.39%	[9]
Net Assets	$ 39,496,329
Holdings Count | Holding	54
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,496,329
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.1%
Rolls-Royce Holdings PLC	3.9%
Philip Morris International, Inc.	3.7%
Mitsubishi Heavy Industries, Ltd.	3.0%
3i Group PLC	2.9%
UCB S.A.	3.0%
Sea Ltd. - ADR	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Spotify Technology S.A.	2.7%
Monday.com, Ltd.	2.7%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	5.1%
Rolls-Royce Holdings PLC	3.9%
Philip Morris International, Inc.	3.7%
Mitsubishi Heavy Industries, Ltd.	3.0%
3i Group PLC	2.9%
UCB S.A.	3.0%
Sea Ltd. - ADR	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Spotify Technology S.A.	2.7%
Monday.com, Ltd.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218621 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Investor Class
Trading Symbol	WCQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCQGX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$80	1.51%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.51%	[10]
Net Assets	$ 1,823,952
Holdings Count | Holding	29
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,823,952
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.5%
Meitu, Inc.	8.2%
Xiaomi Corp. - Class B	6.0%
China Merchants Bank Co., Ltd. - Class H	5.4%
DiDi Global, Inc. - ADR	5.3%
PDD Holdings, Inc. - ADR	5.1%
Prosus N.V. - ADR	5.1%
Full Truck Alliance Co., Ltd. - ADR	4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	4.1%
Kweichow Moutai Co., Ltd. - Class A	3.2%
Sector Allocation
Top Countries

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	11.5%
Meitu, Inc.	8.2%
Xiaomi Corp. - Class B	6.0%
China Merchants Bank Co., Ltd. - Class H	5.4%
DiDi Global, Inc. - ADR	5.3%
PDD Holdings, Inc. - ADR	5.1%
Prosus N.V. - ADR	5.1%
Full Truck Alliance Co., Ltd. - ADR	4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	4.1%
Kweichow Moutai Co., Ltd. - Class A	3.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218622 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMCX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$67	1.26%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%	[11]
Net Assets	$ 1,823,952
Holdings Count | Holding	29
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,823,952
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.5%
Meitu, Inc.	8.2%
Xiaomi Corp. - Class B	6.0%
China Merchants Bank Co., Ltd. - Class H	5.4%
DiDi Global, Inc. - ADR	5.3%
PDD Holdings, Inc. - ADR	5.1%
Prosus N.V. - ADR	5.1%
Full Truck Alliance Co., Ltd. - ADR	4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	4.1%
Kweichow Moutai Co., Ltd. - Class A	3.2%
Sector Allocation
Top Countries

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	11.5%
Meitu, Inc.	8.2%
Xiaomi Corp. - Class B	6.0%
China Merchants Bank Co., Ltd. - Class H	5.4%
DiDi Global, Inc. - ADR	5.3%
PDD Holdings, Inc. - ADR	5.1%
Prosus N.V. - ADR	5.1%
Full Truck Alliance Co., Ltd. - ADR	4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	4.1%
Kweichow Moutai Co., Ltd. - Class A	3.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215234 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMFX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$42	0.86%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[12]
Net Assets	$ 61,677,347
Holdings Count | Holding	37
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,677,347
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.3%
EMCOR Group, Inc.	4.9%
Addus HomeCare Corp.	4.8%
API Group Corp.	4.7%
Jones Lang LaSalle, Inc.	4.2%
Brown & Brown, Inc.	3.8%
Verra Mobility Corp.	3.7%
Ensign Group, Inc.	3.4%
Element Solutions, Inc.	3.3%
ICU Medical, Inc.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.3%
EMCOR Group, Inc.	4.9%
Addus HomeCare Corp.	4.8%
API Group Corp.	4.7%
Jones Lang LaSalle, Inc.	4.2%
Brown & Brown, Inc.	3.8%
Verra Mobility Corp.	3.7%
Ensign Group, Inc.	3.4%
Element Solutions, Inc.	3.3%
ICU Medical, Inc.	3.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215236 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMNX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$61	1.24%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[13]
Net Assets	$ 42,089,662
Holdings Count | Holding	64
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$42,089,662
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	3.2%
SharkNinja, Inc.	3.1%
Applied Industrial Technologies, Inc.	3.0%
Evercore, Inc. - Class A	2.6%
ServiceTitan, Inc. - Class A	2.5%
Rambus, Inc.	2.5%
Chefs' Warehouse, Inc.	2.4%
HealthEquity, Inc.	2.4%
WNS Holdings, Ltd.	2.2%
Varonis Systems, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sterling Infrastructure, Inc.	3.2%
SharkNinja, Inc.	3.1%
Applied Industrial Technologies, Inc.	3.0%
Evercore, Inc. - Class A	2.6%
ServiceTitan, Inc. - Class A	2.5%
Rambus, Inc.	2.5%
Chefs' Warehouse, Inc.	2.4%
HealthEquity, Inc.	2.4%
WNS Holdings, Ltd.	2.2%
Varonis Systems, Inc.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215235 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMLX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$48	0.99%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[14]
Net Assets	$ 42,089,662
Holdings Count | Holding	64
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$42,089,662
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	3.2%
SharkNinja, Inc.	3.1%
Applied Industrial Technologies, Inc.	3.0%
Evercore, Inc. - Class A	2.6%
ServiceTitan, Inc. - Class A	2.5%
Rambus, Inc.	2.5%
Chefs' Warehouse, Inc.	2.4%
HealthEquity, Inc.	2.4%
WNS Holdings, Ltd.	2.2%
Varonis Systems, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sterling Infrastructure, Inc.	3.2%
SharkNinja, Inc.	3.1%
Applied Industrial Technologies, Inc.	3.0%
Evercore, Inc. - Class A	2.6%
ServiceTitan, Inc. - Class A	2.5%
Rambus, Inc.	2.5%
Chefs' Warehouse, Inc.	2.4%
HealthEquity, Inc.	2.4%
WNS Holdings, Ltd.	2.2%
Varonis Systems, Inc.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000104483 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Investor Class
Trading Symbol	WCMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMRX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$72	1.29%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.29%	[15]
Net Assets	$ 21,552,624,844
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,552,624,844
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.9%
Sea Ltd. - ADR	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Rolls-Royce Holdings PLC	4.6%
Spotify Technology S.A.	4.5%
BAE Systems PLC	4.4%
Mitsubishi Heavy Industries, Ltd.	4.1%
Philip Morris International, Inc.	3.9%
SAP S.E.	3.8%
Safran S.A.	3.2%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	5.9%
Sea Ltd. - ADR	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Rolls-Royce Holdings PLC	4.6%
Spotify Technology S.A.	4.5%
BAE Systems PLC	4.4%
Mitsubishi Heavy Industries, Ltd.	4.1%
Philip Morris International, Inc.	3.9%
SAP S.E.	3.8%
Safran S.A.	3.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000101539 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMIX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$58	1.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.04%	[16]
Net Assets	$ 21,552,624,844
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,552,624,844
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.9%
Sea Ltd. - ADR	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Rolls-Royce Holdings PLC	4.6%
Spotify Technology S.A.	4.5%
BAE Systems PLC	4.4%
Mitsubishi Heavy Industries, Ltd.	4.1%
Philip Morris International, Inc.	3.9%
SAP S.E.	3.8%
Safran S.A.	3.2%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	5.9%
Sea Ltd. - ADR	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Rolls-Royce Holdings PLC	4.6%
Spotify Technology S.A.	4.5%
BAE Systems PLC	4.4%
Mitsubishi Heavy Industries, Ltd.	4.1%
Philip Morris International, Inc.	3.9%
SAP S.E.	3.8%
Safran S.A.	3.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127811 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets Fund
Class Name	Institutional Class
Trading Symbol	WCMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$68	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[17]
Net Assets	$ 869,671,474
Holdings Count | Holding	51
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$869,671,474
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
Sea Ltd. - ADR	5.8%
Tencent Holdings, Ltd.	5.8%
Meitu, Inc.	3.5%
Celestica, Inc.	3.2%
ICICI Bank Ltd.	3.0%
Federal Bank, Ltd.	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
HD Hyundai Marine Solution Co., Ltd.	2.8%
DiDi Global, Inc. - ADR	2.6%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
Sea Ltd. - ADR	5.8%
Tencent Holdings, Ltd.	5.8%
Meitu, Inc.	3.5%
Celestica, Inc.	3.2%
ICICI Bank Ltd.	3.0%
Federal Bank, Ltd.	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
HD Hyundai Marine Solution Co., Ltd.	2.8%
DiDi Global, Inc. - ADR	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127812 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets Fund
Class Name	Investor Class
Trading Symbol	WFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WFEMX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$81	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%	[18]
Net Assets	$ 869,671,474
Holdings Count | Holding	51
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$869,671,474
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
Sea Ltd. - ADR	5.8%
Tencent Holdings, Ltd.	5.8%
Meitu, Inc.	3.5%
Celestica, Inc.	3.2%
ICICI Bank Ltd.	3.0%
Federal Bank, Ltd.	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
HD Hyundai Marine Solution Co., Ltd.	2.8%
DiDi Global, Inc. - ADR	2.6%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
Sea Ltd. - ADR	5.8%
Tencent Holdings, Ltd.	5.8%
Meitu, Inc.	3.5%
Celestica, Inc.	3.2%
ICICI Bank Ltd.	3.0%
Federal Bank, Ltd.	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
HD Hyundai Marine Solution Co., Ltd.	2.8%
DiDi Global, Inc. - ADR	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000160892 [Member]
Shareholder Report [Line Items]
Fund Name	WCM InternationalSmall Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMSX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$69	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%	[19]
Net Assets	$ 343,269,023
Holdings Count | Holding	78
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$343,269,023
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Scout24 S.E.	3.3%
Baltic Classifieds Group PLC	2.7%
Babcock International Group PLC	2.5%
Timee, Inc.	2.5%
Lottomatica Group Spa	2.3%
Piraeus Financial Holdings S.A.	1.9%
Fujikura, Ltd.	1.8%
Exail Technologies S.A.	1.8%
Definity Financial Corp.	1.8%
Melrose Industries PLC	1.7%
Sector Allocation
Top Ten Countries

Largest Holdings [Text Block]
Top Ten Holdings
Scout24 S.E.	3.3%
Baltic Classifieds Group PLC	2.7%
Babcock International Group PLC	2.5%
Timee, Inc.	2.5%
Lottomatica Group Spa	2.3%
Piraeus Financial Holdings S.A.	1.9%
Fujikura, Ltd.	1.8%
Exail Technologies S.A.	1.8%
Definity Financial Corp.	1.8%
Melrose Industries PLC	1.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215233 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Investor Class
Trading Symbol	WCMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMJX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$54	1.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[20]
Net Assets	$ 61,677,347
Holdings Count | Holding	37
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,677,347
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.3%
EMCOR Group, Inc.	4.9%
Addus HomeCare Corp.	4.8%
API Group Corp.	4.7%
Jones Lang LaSalle, Inc.	4.2%
Brown & Brown, Inc.	3.8%
Verra Mobility Corp.	3.7%
Ensign Group, Inc.	3.4%
Element Solutions, Inc.	3.3%
ICU Medical, Inc.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.3%
EMCOR Group, Inc.	4.9%
Addus HomeCare Corp.	4.8%
API Group Corp.	4.7%
Jones Lang LaSalle, Inc.	4.2%
Brown & Brown, Inc.	3.8%
Verra Mobility Corp.	3.7%
Ensign Group, Inc.	3.4%
Element Solutions, Inc.	3.3%
ICU Medical, Inc.	3.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

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